Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,879,062.27
Total Fee Amount	3,435.81
Total Offset Amount	0.00
Net Fee	$ 3,435.81
Offering Table N/A
Offset Table N/A	N/A